3. Fair Value of Financial Instruments (Details) - shares	Dec. 31, 2015	Dec. 31, 2014
Warrants	(2,606)	(2,070)
Level 1
Warrants	0	0
Level 1 | Series C Warrants
Warrants	0
Level 1 | Series B Warrants
Warrants	0	0
Level 1 | Public Offering Warrants
Warrants		0
Level 2
Warrants	0	0
Level 2 | Series C Warrants
Warrants	0
Level 2 | Series B Warrants
Warrants	0	0
Level 2 | Public Offering Warrants
Warrants		0
Level 3
Warrants	(2,606)	(2,070)
Level 3 | Series C Warrants
Warrants	(1,145)
Level 3 | Series B Warrants
Warrants	(1,461)	(1,483)
Level 3 | Public Offering Warrants
Warrants	0	(587)
Series C Warrants
Warrants	(1,145)
Series B Warrants
Warrants	(1,461)	(1,483)
Public Offering Warrants
Warrants		(587)